SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION (Details 3) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Financial income	$ 2,888		$ 983		$ 1,043
Financial costs related to long-term debt	(6,800)		(4,629)		(6,144)
Financial costs related to short-term credit and others	(1,862)		(3,577)		(1,828)
Gain (loss) from marketable securities, net	908	[1],[2]	987	[1],[2]	257	[1],[2]
Total	$ (4,866)		$ (6,236)		$ (6,672)

[1]	Includes gains (losses) from trading securities still held by the Company for the years 2012, 2013 and 2014 in amounts of $ 957, $ 985 and $ 908, respectively (see Note 4).
[2]	Includes impairment of available-for-sale marketable securities for 2013 of $ 714 (see Note 4).